CONVERTIBLE DEBENTURES AND NOTES PAYABLE (Tables)	3 Months Ended
Mar. 31, 2013
Convertible Notes Payable [Abstract]
Schedule of Fair Values on Issuance of Debt Warrant and Debt Conversion Feature

The following table reflects the debt discount for the 2012 Warrants and the embedded conversion feature of the Debentures at their fair values on issuance:

Issuance
Debentures, principal	14,857,200
2012 Warrant liability	(12,430,524)
Debenture conversion feature	(7,548,500)
(5,121,824)